BUSINESS SEGMENT INFORMATION - Trading and operating profit by business segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Corporate costs	$ (364)	$ (328)	$ (356)
Group trading profit	936	683	1,169
Acquisition and disposal related items	7	4	32
Restructuring and rationalisation expenses	113	124	134
Amortisation and impairment of acquisition intangibles	172	171	143
Legal and other	51	89	45
Operating profit	593	295	815
Legal expenses		17	121
Credit for insurance recoveries	35	0	147
Reportable segments
Disclosure of operating segments [line items]
Operating profit	1,300	1,011	1,525
Orthopaedics
Disclosure of operating segments [line items]
Operating profit	367	389	666
Sports Medicine & ENT
Disclosure of operating segments [line items]
Operating profit	459	306	489
Advanced Wound Management
Disclosure of operating segments [line items]
Operating profit	$ 474	$ 316	$ 370